Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2020
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net exchange rate gains (losses)
37	Net exchange rate gains/(losses)

Net exchange rate gains/(losses) are analysed as follows:

	2020	2019	2018
Net realised gains/(losses) on derivative instruments	317	(737)	(906)
Net realised gains/(losses) on trade receivables and payables	(2,793)	1,600	3,353
Total net realised gains/(losses) (a)	(2,476)	863	2,447
Net unrealised gains/(losses) on derivative instruments	486	(638)	(57)
Net unrealised gains/(losses) on trade receivables and payables	(1,507)	(531)	(5,437)
Net unrealised gains/(losses) on non-monetary assets	(404)	(2,034)	(867)
Total net unrealised gains/(losses) (b)	(1,425)	(3,203)	(6,361)
Total realised and unrealised exchange rate gains/(losses) (a+b)	(3,901)	(2,340)	(3,914)

“Net unrealised gains/(losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiaries Italsofa Romania and Natuzzi China (only for 2019 and 2018), since such entities have the same functional currency of the Parent, namely the Euro (see note 4(c)(ii)).